Leases (Scheduled Maturities of Lease Liabilities) (Detail) - USD ($) $ in Millions		Sep. 30, 2019		Jan. 01, 2019	Jul. 31, 2016
Maturity of Operating Lease Liabilities
Maturity of Lease Liabilities, Operating, 2019		$ 18
Maturity of Lease Liabilities, Operating, 2020		68
Maturity of Lease Liabilities, Operating, 2021		61
Maturity of Lease Liabilities, Operating, 2022		50
Maturity of Lease Liabilities, Operating, 2023		40
Maturity of Lease Liabilities, Operating, After 2023		538
Maturity of Lease Liabilities, Operating, Total undiscounted lease payments		775
Present value adjustment, Operating		(323)
Present value of lease liabilities, Operating		452		$ 504
Maturity of Finance Lease Liabilities
Maturity of Lease Liabilities, Finance, 2019		10
Maturity of Lease Liabilities, Finance, 2020		39
Maturity of Lease Liabilities, Finance, 2021		33
Maturity of Lease Liabilities, Finance, 2022		31
Maturity of Lease Liabilities, Finance, 2023		28
Maturity of Lease Liabilities, Finance, After 2023		49
Maturity of Lease Liabilities, Finance, Total undiscounted lease payments		190
Present value adjustment, Finance		(28)
Present value of lease liabilities, Finance		162			$ 67
Virginia Electric and Power Company
Maturity of Operating Lease Liabilities
Maturity of Lease Liabilities, Operating, 2019		8
Maturity of Lease Liabilities, Operating, 2020		33
Maturity of Lease Liabilities, Operating, 2021		29
Maturity of Lease Liabilities, Operating, 2022		23
Maturity of Lease Liabilities, Operating, 2023		18
Maturity of Lease Liabilities, Operating, After 2023		160
Maturity of Lease Liabilities, Operating, Total undiscounted lease payments		271
Present value adjustment, Operating		(89)
Present value of lease liabilities, Operating		182		209
Maturity of Finance Lease Liabilities
Maturity of Lease Liabilities, Finance, 2019		1
Maturity of Lease Liabilities, Finance, 2020		3
Maturity of Lease Liabilities, Finance, 2021		3
Maturity of Lease Liabilities, Finance, 2022		3
Maturity of Lease Liabilities, Finance, 2023		2
Maturity of Lease Liabilities, Finance, After 2023		4
Maturity of Lease Liabilities, Finance, Total undiscounted lease payments		16
Present value adjustment, Finance		(2)
Present value of lease liabilities, Finance		14
Dominion Energy Gas Holdings, LLC
Maturity of Operating Lease Liabilities
Maturity of Lease Liabilities, Operating, 2019	[1]	5
Maturity of Lease Liabilities, Operating, 2020	[1]	13
Maturity of Lease Liabilities, Operating, 2021	[1]	11
Maturity of Lease Liabilities, Operating, 2022	[1]	9
Maturity of Lease Liabilities, Operating, 2023	[1]	6
Maturity of Lease Liabilities, Operating, After 2023	[1]	25
Maturity of Lease Liabilities, Operating, Total undiscounted lease payments	[1]	69
Present value adjustment, Operating	[1]	(13)
Present value of lease liabilities, Operating		56	[1]	$ 64
Maturity of Finance Lease Liabilities
Maturity of Lease Liabilities, Finance, 2019	[1]	1
Maturity of Lease Liabilities, Finance, 2020	[1]	2
Maturity of Lease Liabilities, Finance, 2021	[1]	2
Maturity of Lease Liabilities, Finance, 2022	[1]	2
Maturity of Lease Liabilities, Finance, 2023	[1]	2
Maturity of Lease Liabilities, Finance, After 2023	[1]	3
Maturity of Lease Liabilities, Finance, Total undiscounted lease payments	[1]	12
Present value adjustment, Finance	[1]	(2)
Present value of lease liabilities, Finance	[1]	$ 10

[1]	Includes amounts reflected in discontinued operations.